FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS - Disclosure of detailed information about aging of trade receivables (Details) - Trade receivables - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 32,655	$ 27,457
Gross trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	37,851	28,791
Gross trade receivables | 0-60 days
Disclosure of detailed information about financial instruments [line items]
Trade receivables	32,349	22,946
Gross trade receivables | 61-120 days
Disclosure of detailed information about financial instruments [line items]
Trade receivables	5,502	5,845
Less: Expected credit losses and reserve for product returns and price adjustments
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ (5,196)	$ (1,334)